Derivatives Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Derivatives Warrant Liabilities [Abstract]
Schedule of Independent Valuation Expert, Performing Numerous Iterations Using the Black–Scholes Option Price Model, Based on a Probability of an Adjustment Event	The fair value of the series A warrants issued in the PIPE at the time of the closing of the PIPE, which took place on October 30, 2023, was re-calculated on June 30, 2024 by an independent valuation expert, performing numerous iterations using the Black–Scholes option price model, based on a probability of an adjustment event and using the following assumptions:
	June 30, 2024	December 31, 2023
Expected volatility (%)	56.50%-63.21%	55.08%-60.24
Risk-free interest rate (%)	4.35%-4.65%	3.85%-4.05%
Expected Life (years)	2-5	2-5
Value per share	$0.69	$0.71
Exercise price (U.S. dollars per share)	$1.1	$1.1

Schedule of Fair Value Changes of the Series A Warrants	The following table sets forth the fair value changes of the series A warrants during the six months ended June 30, 2024:
Balance as of December 31, 2023	1,564,773
Change in fair value	(67,227)
Balance as of June 30, 2024	1,497,546